UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14

Item 1. Schedule of Investments.

Franklin Universal Trust

Statement of Investments, November 30, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 43.0%
Energy 1.7%
Spectra Energy Corp.	United States	92,350	$3,498,218
Materials 1.7%
BHP Billiton PLC, ADR	Australia	25,185	1,189,991
Freeport-McMoRan Inc., B	United States	80,380	2,158,203
NewPage Holdings Inc.	United States	2,400	217,200
			3,565,394
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	179	161,487
Utilities 39.5%
Alliant Energy Corp.	United States	40,000	2,514,800
American Electric Power Co. Inc.	United States	75,000	4,316,250
CenterPoint Energy Inc.	United States	169,800	4,065,012
CMS Energy Corp.	United States	65,000	2,151,500
Consolidated Edison Inc.	United States	42,000	2,652,300
Dominion Resources Inc.	United States	100,000	7,255,000
DTE Energy Co.	United States	25,000	2,036,500
Duke Energy Corp.	United States	80,060	6,476,854
Edison International	United States	75,000	4,767,000
Entergy Corp.	United States	50,000	4,195,000
Exelon Corp.	United States	55,000	1,989,350
FirstEnergy Corp.	United States	60,000	2,212,800
Great Plains Energy Inc.	United States	70,000	1,831,900
NextEra Energy Inc.	United States	50,000	5,219,500
PG&E Corp.	United States	50,000	2,525,000
Pinnacle West Capital Corp.	United States	70,000	4,426,100
PPL Corp.	United States	80,000	2,842,400
Public Service Enterprise Group Inc.	United States	45,000	1,880,100
Sempra Energy	United States	50,000	5,586,500
The Southern Co.	United States	87,250	4,138,268
UIL Holdings Corp.	United States	40,000	1,592,000
Westar Energy Inc.	United States	60,000	2,345,400
Wisconsin Energy Corp.	United States	40,000	1,976,000
Xcel Energy Inc.	United States	60,000	2,036,400
			81,031,934
Total Common Stocks (Cost $48,066,614)			88,257,033
Convertible Preferred Stocks 0.2%
Transportation 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	7,200
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	388	349,569
Total Convertible Preferred Stocks (Cost $587,093)			356,769
Preferred Stocks (Cost $290,000) 0.1%
Diversified Financials 0.1%
GMAC Capital Trust I, 8.125%, pfd.	United States	11,600	306,704
		Principal Amount*
Corporate Bonds 82.1%
Automobiles & Components 1.1%
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	1,100,000	1,174,250
[b]International Automotive Components Group SA, senior secured note, 144A, 9.125%,
6/01/18	United States	1,100,000	1,164,625
			2,338,875
Banks 3.1%
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	500,000	533,125
5.00%, 8/15/22	United States	1,200,000	1,242,000
[b] 144A, 6.625%, 4/01/18	United States	300,000	328,125
[c]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,095,600

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Universal Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
[c]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	911,250
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	800,000	789,600
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	900,000	986,063
5.125%, 5/28/24	United Kingdom	400,000	410,000
			6,295,763
Capital Goods 2.0%
[b]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	1,500,000	1,470,938
7.75%, 2/01/20	Spain	150,000	137,250
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	900,000	930,375
Oshkosh Corp., senior note, 5.375%, 3/01/22	United States	500,000	516,250
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	200,000	205,000
senior sub. note, 6.00%, 7/15/22	United States	200,000	203,000
[b]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	600,000	606,000
			4,068,813
Commercial & Professional Services 1.6%
ADS Waste Holdings Inc., senior note, 8.25%, 10/01/20	United States	1,500,000	1,582,500
[b]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	700,000	724,938
[b]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	300,000	306,000
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	600,000	624,000
			3,237,438
Consumer Durables & Apparel 2.8%
KB Home,
senior bond, 7.50%, 9/15/22	United States	1,100,000	1,185,250
senior note, 4.75%, 5/15/19	United States	200,000	199,500
senior note, 7.00%, 12/15/21	United States	300,000	321,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	200,000	209,500
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	700,000	736,750
[b]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	492,000	528,900
5.25%, 4/15/21	United States	400,000	404,000
5.625%, 3/01/24	United States	700,000	693,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	743,750
Visant Corp., senior note, 10.00%, 10/01/17	United States	900,000	810,000
			5,831,650
Consumer Services 3.6%
[b]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	1,000,000	1,030,000
[b]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	700,000	635,250
Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	United States	1,200,000	966,000
9.00%, 2/15/20	United States	300,000	240,000
[b,d]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	1,600,000	8,000
[b]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	900,000	961,875
MGM Resorts International, senior note,
6.875%, 4/01/16	United States	1,200,000	1,275,000
7.50%, 6/01/16	United States	800,000	858,960
Pinnacle Entertainment Inc., senior note, 6.375%, 8/01/21	United States	500,000	523,750
[b]Scientific Games International Inc.,
senior note, 144A, 10.00%, 12/01/22	United States	500,000	470,000
senior secured note, first lien, 144A, 7.00%, 1/01/22	United States	400,000	404,500
			7,373,335
Diversified Financials 2.9%
[b]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	500,000	520,937
Ally Financial Inc.,
senior bond, 5.125%, 9/30/24	United States	500,000	511,250
senior note, 5.50%, 2/15/17	United States	600,000	632,250

Franklin Universal Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
E*TRADE Financial Corp., senior note,
6.375%, 11/15/19	United States	800,000	860,000
5.375%, 11/15/22	United States	300,000	303,750
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	200,000	229,000
Navient Corp., senior note,
8.45%, 6/15/18	United States	900,000	1,019,250
5.50%, 1/15/19	United States	800,000	827,000
4.875%, 6/17/19	United States	300,000	301,500
[b]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	700,000	743,750
			5,948,687
Energy 20.1%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	200,000	213,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	700,000	626,500
senior note, 8.625%, 10/15/20	United States	600,000	588,000
[b]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	400,000	358,750
senior note, 144A, 5.50%, 9/15/21	United States	400,000	361,000
Carrizo Oil & Gas Inc., senior note,
7.50%, 9/15/20	United States	300,000	306,000
[b] 144A, 7.50%, 9/15/20	United States	500,000	510,000
CGG SA, senior note,
7.75%, 5/15/17	France	203,000	201,477
6.50%, 6/01/21	France	600,000	540,000
6.875%, 1/15/22	France	600,000	573,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	800,000	828,000
8.25%, 9/01/21	United States	200,000	193,000
7.625%, 11/15/22	United States	300,000	276,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,350,000	1,404,844
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,700,000	1,882,750
4.875%, 4/15/22	United States	300,000	298,500
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,200,000	1,170,000
[b]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	300,000	276,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	300,000	316,875
6.375%, 3/01/21	United States	300,000	313,500
[b] 144A, 5.875%, 4/15/22	United States	800,000	801,000
[b]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,100,000	979,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	200,000	213,000
senior note, 7.50%, 10/15/20	United States	1,500,000	1,728,750
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	1,300,000	1,170,000
[b]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	600,000	477,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	800,000	736,000
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	1,200,000	867,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	1,000,000	770,000
8.875%, 5/15/21	United States	400,000	310,000
9.25%, 2/15/22	United States	200,000	159,000
[b]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,000,000	1,115,000
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	700,000	756,000
5.50%, 1/15/21	United States	200,000	202,500
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	1,000,000	910,000
7.75%, 2/01/21	United States	700,000	626,500
6.50%, 9/15/21	United States	100,000	87,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,000,000	995,000
[b]Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	500,000	476,250
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	700,000	584,500
[b]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	700,000	712,250

Franklin Universal Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	200,000	190,000
6.50%, 11/01/21	United States	400,000	389,000
6.875%, 3/15/22	United States	400,000	378,000
6.875%, 1/15/23	United States	200,000	189,000
[b]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	400,000	347,250
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	700,000	497,000
senior secured note, first lien, 7.50%, 11/01/19	United States	700,000	561,750
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,200,000	1,266,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	700,000	656,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	390,000	425,100
6.50%, 5/15/21	United States	400,000	416,000
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	700,000	668,500
5.25%, 5/01/23	United States	400,000	378,000
QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	1,000,000	1,151,200
[b,e]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,000,000	857,500
[b]Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 144A,
8.375%, 6/01/19	United States	1,100,000	1,157,750
Sabine Pass Liquefaction LLC, first lien,
5.625%, 2/01/21	United States	1,000,000	1,027,500
6.25%, 3/15/22	United States	200,000	212,750
5.625%, 4/15/23	United States	500,000	512,500
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	1,400,000	815,500
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	900,000	891,000
[b] 144A, 6.125%, 1/15/23	United States	300,000	270,750
[b]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	1,100,000	1,006,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,200,000	1,050,000
			41,227,746
Food, Beverage & Tobacco 3.1%
Constellation Brands Inc.,
senior bond, 4.75%, 11/15/24	United States	400,000	409,000
senior note, 4.25%, 5/01/23	United States	500,000	499,400
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,072,000	1,052,570
[b]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	800,000	803,000
[b]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	600,000	612,750
senior note, 144A, 8.25%, 2/01/20	United States	300,000	321,000
senior note, 144A, 7.25%, 6/01/21	United States	700,000	747,250
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	800,000	810,000
[b] 144A, 6.75%, 12/01/21	United States	500,000	492,500
[b] 144A, 6.00%, 12/15/22	United States	100,000	94,500
WhiteWave Foods Co., senior note, 5.375%, 10/01/22	United States	500,000	526,250
			6,368,220
Health Care Equipment & Services 5.5%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	900,000	956,250
senior sub. note, 6.50%, 6/15/20	United States	100,000	103,250
[b]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	200,000	206,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
7.75%, 2/15/19	United States	1,000,000	1,053,750
6.00%, 10/15/21	United States	100,000	106,875
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	965,250
senior note, 7.125%, 7/15/20	United States	400,000	423,500
senior note, 6.875%, 2/01/22	United States	200,000	212,750
senior secured note, 5.125%, 8/15/18	United States	600,000	618,750
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	400,000	411,000

Franklin Universal Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
senior note, 5.75%, 8/15/22	United States	500,000	530,000
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	800,000	856,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	1,400,000	1,471,750
senior note, 5.875%, 5/01/23	United States	800,000	847,000
senior secured note, 5.875%, 3/15/22	United States	600,000	654,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	1,000,000	1,120,000
[b] 144A, 5.00%, 3/01/19	United States	300,000	296,250
[b] 144A, 5.50%, 3/01/19	United States	400,000	404,000
			11,236,375
Materials 9.9%
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	900,000	947,659
[b]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000	541,250
[b]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	200,000	201,000
7.00%, 11/15/20	Luxembourg	88,235	90,221
6.75%, 1/31/21	Luxembourg	200,000	205,375
6.00%, 6/30/21	Luxembourg	500,000	497,500
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	800,000	699,000
[b]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	1,400,000	1,459,500
[b]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Mexico	600,000	600,375
[b]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	1,100,000	1,075,250
senior secured note, 144A, 9.00%, 1/11/18	Mexico	400,000	425,250
[b]Constellium NV, senior note, 144A, 5.75%, 5/15/24	Netherlands	400,000	394,250
[b]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,000,000	995,000
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	631,000	608,915
7.00%, 2/15/21	Canada	631,000	615,225
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	444,444	418,333
8.25%, 11/01/19	Australia	300,000	278,625
[b]Ineos Finance PLC, senior secured note, 144A, 7.50%, 5/01/20	Switzerland	800,000	848,500
[b]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	300,000	296,280
5.875%, 2/15/19	Switzerland	200,000	194,875
[b]NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	1,100,000	1,139,875
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	700,000	763,000
Olin Corp., senior bond, 5.50%, 8/15/22	United States	800,000	818,000
[b,f] Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%, 1/15/22	United States	600,000	608,250
[b]Polymer Group Inc., senior note, 144A, 6.875%, 6/01/19	United States	800,000	785,000
[b]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	517,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	500,000	516,875
senior note, 8.50%, 5/15/18	United States	1,000,000	1,035,000
senior note, 9.00%, 4/15/19	United States	200,000	209,500
senior note, 9.875%, 8/15/19	United States	100,000	108,250
senior note, 8.25%, 2/15/21	United States	700,000	734,125
[b]Sealed Air Corp., senior note, 144A,
6.50%, 12/01/20	United States	400,000	442,000
8.375%, 9/15/21	United States	300,000	339,000
[b]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	500,000	526,250
senior note, 144A, 5.125%, 10/01/21	United States	400,000	415,000
			20,350,008
Media 9.1%
[b]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	500,000	513,750
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	700,000	794,500
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	800,000	799,000
CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	700,000	706,125
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	500,000	523,750
senior sub. note, 7.625%, 3/15/20	United States	700,000	732,200

Franklin Universal Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	700,000	778,750
[b] 144A, 5.25%, 6/01/24	United States	200,000	198,750
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	1,000,000	1,065,000
6.75%, 6/01/21	United States	700,000	762,125
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	900,000	973,125
senior note, 5.125%, 7/15/20	United States	800,000	830,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	1,300,000	1,272,375
[b] senior secured note, first lien, 144A, 9.00%, 9/15/22	United States	100,000	97,750
[b]The Nielsen Co. (Luxembourg) S.A.R.L., senior note, 144A, 5.50%, 10/01/21	United States	400,000	412,000
[b]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	500,000	505,625
[b]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	500,000	480,000
[b]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	800,000	828,000
[b]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	600,000	627,375
[b]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	358,000	395,590
senior secured note, 144A, 6.875%, 5/15/19	United States	1,000,000	1,052,500
senior secured note, 144A, 7.875%, 11/01/20	United States	200,000	216,750
[b]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	1,100,000	1,155,000
[b]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	321,000
[b]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	800,000	833,000
[b]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	600,000	633,000
[b]WMG Acquisition Corp.,
secured note, 144A, 6.00%, 1/15/21	United States	1,190,000	1,222,725
senior note, 144A, 5.625%, 4/15/22	United States	100,000	101,250
			18,831,015
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
[b]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	200,000	206,604
[b]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	400,000	431,500
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	1,600,000	1,692,000
[b]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	300,000	325,125
5.625%, 12/01/21	United States	200,000	202,500
[b]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,145,386
			4,003,115
Retailing 0.8%
[b]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	911,250
[b]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	600,000	637,875
			1,549,125
Software & Services 2.5%
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,100,000	1,036,750
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	1,300,000	1,311,375
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	900,000	1,073,250
senior note, 11.25%, 1/15/21	United States	136,000	155,380
[b] senior secured bond, 144A, 8.25%, 1/15/21	United States	900,000	967,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	500,000	537,500
			5,081,755
Technology Hardware & Equipment 1.2%
[b]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	1,200,000	1,251,000
[b]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	700,000	707,000
[b,g]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	400,000	419,000
			2,377,000
Telecommunication Services 7.3%
CenturyLink Inc., senior bond, 6.75%, 12/01/23	United States	300,000	334,125
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	923,625
[b]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	491,250
[b]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	700,000	741,562

Franklin Universal Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	800,000	920,000
9.25%, 7/01/21	United States	200,000	235,250
8.75%, 4/15/22	United States	700,000	808,500
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	500,000	523,750
senior note, 7.25%, 10/15/20	Luxembourg	200,000	212,750
senior note, 7.50%, 4/01/21	Luxembourg	1,500,000	1,614,375
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	900,000	955,125
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	526,250
7.125%, 6/15/24	United States	200,000	198,750
[b]Sprint Nextel Corp., senior note, 144A,
9.00%, 11/15/18	United States	2,000,000	2,320,000
7.00%, 3/01/20	United States	500,000	552,813
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	205,000
senior bond, 6.375%, 3/01/25	United States	500,000	508,750
senior note, 6.542%, 4/28/20	United States	800,000	833,000
senior note, 6.125%, 1/15/22	United States	100,000	102,125
[b]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	1,700,000	1,639,437
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	300,000	288,375
			14,934,812
Transportation 1.6%
[b]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	400,000	410,000
senior note, 144A, 9.75%, 5/01/20	United States	200,000	202,500
Hertz Corp., senior note,
7.50%, 10/15/18	United States	600,000	624,000
6.75%, 4/15/19	United States	1,000,000	1,037,500
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	500,000	491,250
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	500,000	498,750
			3,264,000
Utilities 2.0%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,300,000	1,324,375
[b] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	408,000	453,900
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	967,500
[b]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 5.125%,
7/15/19	United States	200,000	194,250
[b]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	600,000	610,500
[b,d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	700,000	561,750
			4,112,275
Total Corporate Bonds (Cost $167,821,174)			168,430,007
[e]Senior Floating Rate Interests (Cost $969,835) 0.5%
Household & Personal Products 0.5%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	977,678	945,903
		Shares
Litigation Trusts (Cost $—) 0.0%
[a,h]NewPage Corp., Litigation Trust	United States	1,200,000	—
Total Investments before Short Term Investments (Cost $217,734,716)			258,296,416
Short Term Investments (Cost $3,293,750) 1.6%
Money Market Funds 1.6%
[a,i] Institutional Fiduciary Trust Money Market Portfolio	United States	3,293,750	3,293,750
Total Investments (Cost $221,028,466) 127.5%			261,590,166
Notes Payable (29.3)%			(60,000,000)

Franklin Universal Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Other Assets, less Liabilities 1.8%	3,623,165
Net Assets 100.0%	$205,213,331

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $70,177,079, representing 34.20% of net assets.
c Perpetual security with no stated maturity date.
d Defaulted security or security for which income has been deemed uncollectible.
e The coupon rate shown represents the rate at period end.
f Security purchased on a when-issued basis.
g Income may be received in additional securities and/or cash.
h Security has been deemed illiquid because it may not be able to be sold within seven days.
i Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Senior Fixed Rate Notes are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$221,228,913

Unrealized appreciation	$47,517,552
Unrealized depreciation	(7,156,299)
Net unrealized appreciation (depreciation)	$40,361,253

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Materials	$3,348,194	$217,200	$-		$3,565,394
Transportation	-	-	518,256		518,256
Other Equity Investments[b]	84,836,856	-	-		84,836,856
Corporate Bonds	-	168,422,007	8,000		168,430,007
Senior Floating Rate Interests	-	945,903	-		945,903
Litigation Trusts	-	-	-	c	-	c
Short Term Investments	3,293,750	-	-		3,293,750
Total Investments in Securities	$91,478,800	$169,585,110	$526,256		$261,590,166

aIncludes common, preferred and convertible preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes security determined to have no value at November 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 27, 2015

By /s/GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

   Chief Accounting Officer

 Date January 27, 2015